Contingencies	12 Months Ended
Dec. 31, 2011
Contingencies [Abstract]
Contingencies
16.	Contingencies

Nucor is subject to environmental laws and regulations established by federal, state and local authorities, and, accordingly, makes provision for the estimated costs of compliance. Of the undiscounted total of $31.4 million of accrued environmental costs at December 31, 2011 ($35.0 million at December 31, 2010), $14.4 million was classified in accrued expenses and other current liabilities ($13.5 million at December 31, 2010) and $17.0 million was classified in deferred credits and other liabilities ($21.5 million at December 31, 2010). Inherent uncertainties exist in these estimates primarily due to unknown conditions, evolving remediation technology, and changing governmental regulations and legal standards.

Nucor has been named, along with other major steel producers, as a co-defendant in several related antitrust class-action complaints filed by Standard Iron Works and other steel purchasers in the United States District Court for the Northern District of Illinois. The plaintiffs allege that from January 2005 through 2008, eight steel manufacturers, including Nucor, engaged in anticompetitive activities with respect to the production and sale of steel. The plaintiffs seek monetary and other relief. Although we believe the plaintiffs' claims are without merit and will vigorously defend against them, we cannot at this time predict the outcome of this litigation or estimate the range of Nucor's potential exposure.

Other contingent liabilities with respect to product warranties, legal proceedings and other matters arise in the normal course of business. Nucor maintains liability insurance for certain risks that arise that are also subject to certain self-insurance limits. Although the outcome of the claims and proceedings against us cannot be predicted with certainty, management believes that there are no existing claims or proceedings that are likely to have a material adverse effect on the consolidated financial statements.